Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Amortization expenses	$ 208,014	$ 180,124	$ 749,062	$ 332,240